Income Taxes- Additional Information (Detail) - Rocket Lab USA, Inc. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense	$ 264,000	$ 286,000	$ 467,000	$ 354,000
Annual effective tax rate	(1.69%)	(2.05%)	(0.86%)	(1.18%)
Valuation allowance against net deferred tax assets			$ 39,084,000	$ 27,794,000
Unrecognized tax benefits			800,000	800,000	$ 800,000
Unrecognized tax benefits affecting effective tax rate			632,000
Accrued Interest and penalties			0	0
Federal [Member]
Operating loss carryforwards			$ 57,100,000	57,100,000
Operating loss carryforwards expiration date			Dec. 31, 2034
State and Local Jurisdiction [Member]
Operating loss carryforwards			$ 10,800,000	10,400,000
Operating loss carryforwards expiration date			Dec. 31, 2035
Definite and Indefinite NOL [Member] | Federal [Member]
Operating loss carryforwards			$ 143,700,000	112,200,000
Indefinite Carryforward [Member] | Federal [Member]
Operating loss carryforwards			$ 86,600,000	$ 55,100,000
Operating loss carryforwards, description			Carryforward indefinitely and are available to offset up to 80% of future taxable income each year.